DERIVATIVE FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	$ 7.5	$ (1.5)
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	7.3	3.3
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	$ 0.2	$ (4.8)